UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Blue Current Global Dividend Fund

Institutional Class (BCGDX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Blue Current Global Dividend Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://bluecurrentfunds.com/resources/. You can also request this information by contacting us at (800) 514-3583.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.99%

How did the Fund perform during the reporting period?

Supported by improving U.S. economic data and a broadening of global equity market participation, investor sentiment entered the new year on solid footing. This optimism was reflected in the Fund’s performance, which generated a +15.58% return for the period ended February 28, 2026. Strength was evident across several sectors that performed well throughout the balance of 2025, including healthcare, financials, and cyclical areas such as energy and materials. Our technology holdings, however, materially underperformed during the period ended February 28, 2026.

Notably, the conclusion of the reporting period coincided with the onset of the 2026 Iran War—an event we believe presents meaningful challenges for the global economy, with certain effects likely to persist well beyond the end of hostilities and the reopening of the Strait of Hormuz to seaborne traffic. At the time of writing, conditions remain highly fluid, with equity markets reacting sharply—both positively and negatively—to headline news and social media commentary. This environment complicates the identification of clear, actionable investment opportunities.

We believe commodity prices most impacted by the closure of the Strait of Hormuz will remain elevated even after the conflict is brought to a resolution due to the propensity for countries to hoard vital raw materials. We have leaned into a few investments that we believe could benefit from higher overall prices but have resisted making any significant portfolio changes as a result of the conflict. Our benefit during periods of heightened geopolitical stress is that our investment universe of dividend-paying securities is broad, offering ample opportunity for us to diversify into regions and sectors that are either less exposed or positively impacted by rising geopolitical uncertainty.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Blue Current Global Dividend Fund - Institutional Class - $317,527
MSCI World High Dividend Yield Index - $258,274
MSCI World Index - $347,987
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
Feb-2016
Feb-2017
Feb-2018
Feb-2019
Feb-2020
Feb-2021
Feb-2022
Feb-2023
Feb-2024
Feb-2025
Feb-2026

Table Summary
	Blue Current Global Dividend Fund - Institutional Class	MSCI World High Dividend Yield Index	MSCI World Index
Feb-2016	$100,000	$100,000	$100,000
Feb-2017	$117,225	$117,415	$121,263
Feb-2018	$131,627	$130,935	$142,312
Feb-2019	$129,882	$133,766	$142,920
Feb-2020	$129,449	$133,631	$149,544
Feb-2021	$161,106	$151,122	$193,427
Feb-2022	$180,294	$171,594	$214,211
Feb-2023	$176,168	$165,786	$198,501
Feb-2024	$203,845	$184,551	$248,044
Feb-2025	$241,999	$209,952	$286,803
Feb-2026	$317,527	$258,274	$347,987

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Blue Current Global Dividend Fund - Institutional Class	31.21%	14.53%	12.25%
MSCI World Index	21.33%	12.46%	13.28%
MSCI World High Dividend Yield Index	23.02%	11.31%	9.95%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 514-3583 or visit https://bluecurrentfunds.com/ for updated performance information.

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
24.8%
Consumer Staples
16.8%
Industrials
16.7%
Health Care
12.6%
Technology
11.9%
Energy
6.6%
Real Estate
3.8%
Materials
2.1%
Consumer Discretionary
2.1%
Money Market Funds
1.9%
Communications
1.8%
Liabilities in Excess of Other Assets
-1.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.1%
Communications	1.8%
Money Market Funds	1.9%
Consumer Discretionary	2.1%
Materials	2.1%
Real Estate	3.8%
Energy	6.6%
Technology	11.9%
Health Care	12.6%
Industrials	16.7%
Consumer Staples	16.8%
Financials	24.8%

Fund Statistics

  Net Assets$100,788,867
  Number of Portfolio Holdings43
  Advisory Fee (net of waivers)$298,586
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.1%
Money Market Funds	1.9%

Country Weighting (% of net assets)

United States
41.0%
United Kingdom
17.2%
France
7.7%
Germany
7.2%
Japan
7.2%
Switzerland
5.8%
Singapore
4.2%
Taiwan Province of China
3.3%
Netherlands
3.2%
Canada
2.4%

Table Summary
Value	Value
Canada	2.4%
Netherlands	3.2%
Taiwan Province of China	3.3%
Singapore	4.2%
Switzerland	5.8%
Japan	7.2%
Germany	7.2%
France	7.7%
United Kingdom	17.2%
United States	41.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Johnson & Johnson	3.6%
Targa Resources Corporation	3.5%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.3%
Sandoz Group AG	3.3%
Mitsubishi UFJ Financial Group, Inc. - ADR	3.3%
AstraZeneca plc	3.2%
Coca-Cola Europacific Partners plc	3.1%
Morgan Stanley	3.1%
Koninklijke Ahold Delhaize N.V.	3.1%
Shell plc	3.1%

Material Fund Changes

No material changes occurred during the period ended February 28, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://bluecurrentfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Blue Current Global Dividend Fund - Institutional Class (BCGDX)

Semi-Annual Shareholder Report - February 28, 2026

TSR-SAR 022826-BCGDX

Marshfield Concentrated Opportunity Fund

(MRFOX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Marshfield Concentrated Opportunity Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://marshfieldfunds.com/fund-documents/. You can also request this information by contacting us at (855) 691-5288.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Marshfield Concentrated Opportunity Fund	$50	0.99%

How did the Fund perform during the reporting period?

     We invest with the goal of outperforming, not belonging. We eschew the current darlings of the stock market in favor of our own independent assessment of what makes for a good company and a good price at which to buy it. Our strategy and discipline involve a high degree of patience and the willingness to either hold or deploy cash, respectively, even as the market surges ahead or plunges. We sell when we believe a stock is trading for well more than it is worth, regardless of how much we may like the business. And we buy when a company we like is selling for an attractive price even as the market has distanced itself from the name. In other words, we place no weight on what other market participants are buying, selling, or holding.

     For the six months ended February 28, 2026, the Fund returned 1.71% as compared to the S&P 500® Index’s 7.12%. One of the things we’ve learned from long experience is that it’s most important to adhere to our discipline when it’s most difficult to do so. This feels like one of those times. As we have in the past, we are more than willing to embrace the discomfort of the present moment. During the last six months, several of our stocks caught the market’s eye, notably Cummins (because it is benefiting from the AI data center boom) and Ross Stores and TJX (which continue to show strong results, even in the face of more general consumer pessimism). Many of our stocks, however, got some side-eye instead. AutoZone and O’Reilly Automotive, for example, substantially lagged the market, seemingly because they lacked the glamour of the market’s favorites. The twinkle in the market’s eye seems to have been stoked largely by businesses perceived to benefit differentially from AI; companies like Progressive and Mastercard, for example, are perceived to suffer from the rise of autonomous vehicles and the fantasy that crypto/stablecoins will diminish the value of the network, respectively. For the record, Mastercard, is already embedding itself in the stablecoin ecosystem. And while we’ve seen a handful of autonomous vehicles on the streets, they’re a mote in our collective eye and will likely remain such if the prices stay as elevated as they are. We believe in the future, just not as optimistically and near-term as our peers.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$50,000
$40,000
$30,000
$20,000
$10,000
Feb-2016
Feb-2017
Feb-2018
Feb-2019
Feb-2020
Feb-2021
Feb-2022
Feb-2023
Feb-2024
Feb-2025
Feb-2026
Marshfield Concentrated Opportunity Fund - $46,283
S&P 500® Index - $42,249

Table Summary
	Marshfield Concentrated Opportunity Fund	S&P 500® Index
Feb-2016	$10,000	$10,000
Feb-2017	$12,943	$12,498
Feb-2018	$15,505	$14,635
Feb-2019	$17,763	$15,320
Feb-2020	$19,975	$16,575
Feb-2021	$24,944	$21,761
Feb-2022	$27,032	$25,327
Feb-2023	$30,721	$23,379
Feb-2024	$38,713	$30,499
Feb-2025	$43,362	$36,113
Feb-2026	$46,283	$42,249

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Marshfield Concentrated Opportunity Fund	6.74%	13.16%	16.56%
S&P 500® Index	16.99%	14.19%	15.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (855) 691-5288 or visit https://marshfieldfunds.com/fund-facts/ for updated performance information.

Fund Statistics

  Net Assets$1,310,838,523
  Number of Portfolio Holdings19
  Advisory Fee (net of waivers)$5,666,819
  Portfolio Turnover9%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	76.4%
Money Market Funds	23.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Finance and Insurance
28.4%
Money Market Funds
23.5%
Retail Trade
23.2%
Accommodation and Food Services
4.2%
Transportation and Warehousing
4.1%
Manufacturing
4.1%
Administrative and Support and Waste Management and Remediation Services
3.7%
Construction
2.7%
Wholesale Trade
2.4%
Information
2.4%
Educational Services
0.9%
Other Assets in Excess of Liabilities
0.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Educational Services	0.9%
Information	2.4%
Wholesale Trade	2.4%
Construction	2.7%
Administrative and Support and Waste Management and Remediation Services	3.7%
Manufacturing	4.1%
Transportation and Warehousing	4.1%
Accommodation and Food Services	4.2%
Retail Trade	23.2%
Money Market Funds	23.5%
Finance and Insurance	28.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
AutoZone, Inc.	10.0%
UnitedHealth Group, Inc.	7.4%
Progressive Corporation (The)	7.0%
Ross Stores, Inc.	5.8%
O'Reilly Automotive, Inc.	4.9%
Mastercard, Inc. - Class A	4.9%
Visa, Inc. - Class A	4.7%
Arch Capital Group Ltd.	4.4%
Domino's Pizza, Inc.	4.2%
Expeditors International of Washington, Inc.	4.1%

Material Fund Changes

No material changes occurred during the period ended February 28, 2026.

Marshfield Concentrated Opportunity Fund (MRFOX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://marshfieldfunds.com/fund-documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022826-MRFOX

Meehan Focus Fund

(MEFOX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Meehan Focus Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.meehanmutualfunds.com. You can also request this information by contacting us at (866) 884-5968.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meehan Focus Fund	$52	1.00%

How did the Fund perform during the reporting period?

     For the 6 months ended February 28, 2026, the Fund returned 8.74%, outperforming the 7.12% return of its primary benchmark, the S&P 500® Index. During the reporting period, economic growth remained positive, buoyed by solid consumer spending and strong corporate earnings growth. However, trends in the U.S. labor market softened as uncertainty regarding trade policies, tariffs, and the integration of Artificial Intelligence (AI) created uncertainty for business expansion.

     The three largest contributors to the Fund’s performance during the reporting period were Applied Materials, Inc., Alphabet, Inc., and Apple, Inc. While the technology sector demonstrated robust performance broadly, performance within the sector diverged. Semiconductor and hardware-related stocks such as Applied Materials, Inc. and Apple, Inc. performed well, while software-related stocks such as Microsoft Corporation lagged as investors became increasingly concerned that AI tools would allow companies to replace traditional software licenses and services.

     In addition to Microsoft Corporation, equipment-rental company United Rentals, Inc. significantly detracted from the Fund’s performance as fears over weak revenue guidance and a slowdown in local construction activity pressured the stock. United Rentals, Inc. has been a strong performer for the Fund over the long term and we believe that with a strong management team and leading market position its long-term growth prospects remain solid.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$50,000
$40,000
$30,000
$20,000
$10,000
Feb-2016
Feb-2017
Feb-2018
Feb-2019
Feb-2020
Feb-2021
Feb-2022
Feb-2023
Feb-2024
Feb-2025
Feb-2026
Meehan Focus Fund - $47,269
S&P 500® Index - $42,249
S&P 500® Value Index - $33,234

Table Summary
	Meehan Focus Fund	S&P 500® Index	S&P 500® Value Index
Feb-2016	$10,000	$10,000	$10,000
Feb-2017	$12,381	$12,498	$12,832
Feb-2018	$14,439	$14,635	$13,939
Feb-2019	$14,517	$15,320	$14,312
Feb-2020	$15,710	$16,575	$14,985
Feb-2021	$21,944	$21,761	$17,971
Feb-2022	$26,040	$25,327	$20,879
Feb-2023	$23,826	$23,379	$21,186
Feb-2024	$32,928	$30,499	$25,781
Feb-2025	$38,110	$36,113	$28,943
Feb-2026	$47,269	$42,249	$33,234

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Meehan Focus Fund	24.03%	16.59%	16.80%
S&P 500® Index	16.99%	14.19%	15.50%
S&P 500® Value Index	14.83%	13.08%	12.76%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (866) 884-5968.

Fund Statistics

  Net Assets$192,408,459
  Number of Portfolio Holdings26
  Advisory Fee (net of waivers)$707,771
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	96.0%
Money Market Funds	4.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
37.2%
Consumer Discretionary
13.5%
Industrials
12.2%
Financials
12.1%
Communications
9.8%
Health Care
6.9%
Money Market Funds
4.0%
Energy
2.3%
Real Estate
1.9%
Other Assets in Excess of Liabilities
0.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Real Estate	1.9%
Energy	2.3%
Money Market Funds	4.0%
Health Care	6.9%
Communications	9.8%
Financials	12.1%
Industrials	12.2%
Consumer Discretionary	13.5%
Technology	37.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Classes A & C	9.8%
Broadcom, Inc.	9.8%
Apple, Inc.	7.7%
United Rentals, Inc.	6.9%
Applied Materials, Inc.	6.8%
Berkshire Hathaway, Inc. - Class B	6.5%
Microsoft Corporation	6.1%
Lowe's Companies, Inc.	5.4%
NVIDIA Corporation	5.0%
Amazon.com, Inc.	4.5%

Material Fund Changes

No material changes occurred during the period ended February 28, 2026.

Meehan Focus Fund (MEFOX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.meehanmutualfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022826-MEFOX

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant’s schedule of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

BLUE CURRENT GLOBAL DIVIDEND FUND

INSTITUTIONAL CLASS (BCGDX)

SEMI-ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION

February 28, 2026

(Unaudited)

BLUE CURRENT GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

COMMON STOCKS — 99.2%	Shares	Value
Communications — 1.8%
Internet Media & Services — 0.6%
Meta Platforms, Inc. - Class A	950	$615,771

Telecommunications — 1.2%
Singapore Telecommunications Ltd.	300,000	1,193,975

Consumer Discretionary — 2.1%
Retail - Discretionary — 2.1%
Dick’s Sporting Goods, Inc.	10,200	2,077,026

Consumer Staples — 16.8%
Beverages — 6.2%
Coca-Cola Company (The)	37,635	3,069,511
Coca-Cola Europacific Partners plc	28,730	3,172,654
		6,242,165
Food — 2.9%
Danone S.A.	32,500	2,796,984
Magnum Ice Cream Company N.V. (The) (a)	7,640	121,247
		2,918,231
Household Products — 2.5%
Unilever plc - ADR	33,955	2,504,181

Retail - Consumer Staples — 5.2%
Koninklijke Ahold Delhaize N.V.	62,700	3,100,481
Walmart, Inc.	17,350	2,219,932
		5,320,413
Energy — 6.6%
Oil & Gas Producers — 6.6%
Shell plc	37,080	3,096,551
Targa Resources Corporation	15,060	3,551,148
		6,647,699
Financials — 24.8%
Banking — 18.7%
BNP Paribas S.A.	24,400	2,741,650
DBS Group Holdings Ltd. - ADR	16,794	3,019,561

BLUE CURRENT GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.2% (Continued)	Shares	Value
Financials — 24.8% (Continued)
Banking — 18.7% (Continued)
Deutsche Bank AG	65,000	$2,306,118
JPMorgan Chase & Company	9,611	2,886,183
Mitsubishi UFJ Financial Group, Inc. - ADR	177,000	3,299,280
National Bank of Canada	17,600	2,457,108
Truist Financial Corporation	43,000	2,120,330
		18,830,230
Institutional Financial Services — 3.1%
Morgan Stanley	18,900	3,147,039

Insurance — 3.0%
Allianz SE - ADR	26,000	1,169,220
Allianz SE	4,200	1,887,485
		3,056,705
Health Care — 12.6%
Biotech & Pharma — 12.6%
AstraZeneca plc	15,400	3,210,130
Johnson & Johnson	14,462	3,592,794
Roche Holding AG - ADR	42,500	2,530,875
Sandoz Group AG	38,000	3,348,508
		12,682,307
Industrials — 16.7%
Aerospace & Defense — 6.5%
BAE Systems plc	52,900	1,510,736
RTX Corporation	13,995	2,835,667
Thales S.A.	7,200	2,186,900
		6,533,303
Diversified Industrials — 4.6%
Hitachi Ltd. - ADR	80,000	2,669,600
Siemens A.G.	6,700	1,938,662
		4,608,262
Electrical Equipment — 1.3%
Daikin Industries Ltd.	10,100	1,283,272

Transportation & Logistics — 4.3%
FedEx Corporation	5,600	2,167,200
Norfolk Southern Corporation	7,100	2,234,654
		4,401,854

BLUE CURRENT GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.2% (Continued)	Shares	Value
Materials — 2.1%
Metals & Mining — 2.1%
Rio Tinto plc - ADR	21,300	$2,115,942

Real Estate — 3.8%
REITs — 3.8%
Highwoods Properties, Inc.	56,000	1,259,440
Ventas, Inc.	30,000	2,584,800
		3,844,240
Technology — 11.9%
Semiconductors — 8.1%
Broadcom, Inc.	9,450	3,019,748
QUALCOMM, Inc.	12,584	1,791,458
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	9,000	3,371,220
		8,182,426
Software — 2.1%
Microsoft Corporation	5,420	2,128,651

Technology Services — 1.7%
RELX plc - ADR	48,000	1,669,920

Total Common Stocks (Cost $56,474,820)		$100,003,612

MONEY MARKET FUNDS — 1.9%	Shares	Value
First American Government Obligations Fund - Class Z, 3.56% (b) (Cost $1,907,802)	1,907,802	$1,907,802

Investments at Value — 101.1% (Cost $58,382,622)		$101,911,414

Liabilities in Excess of Other Assets — (1.1%)		(1,122,547)

Net Assets — 100.0%		$100,788,867

BLUE CURRENT GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

ADR - American Depositary Receipt

AG - Aktiengesellschaft

N.V. - Naamloze Vennootschap

plc - Public Limited Company

S.A. - Societe Anonyme

SE - Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2026.

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND

SUMMARY OF COMMON STOCKS BY COUNTRY

February 28, 2026 (Unaudited)

Country	Value	% of Net Assets
United States	$41,301,352	41.0%
United Kingdom	17,280,114	17.2%
France	7,725,534	7.7%
Germany	7,301,485	7.2%
Japan	7,252,152	7.2%
Switzerland	5,879,383	5.8%
Singapore	4,213,536	4.2%
Taiwan Province of China	3,371,220	3.3%
Netherlands	3,221,728	3.2%
Canada	2,457,108	2.4%
	$100,003,612	99.2%

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2026 (Unaudited)

ASSETS
Investments in securities:
At cost	$58,382,622
At value (Note 2)	$101,911,414
Receivable for capital shares sold	86,442
Dividends receivable	168,086
Tax reclaims receivable	102,897
Other assets	22,792
Total assets	102,291,631

LIABILITIES
Payable for capital shares redeemed	1,350,133
Payable to Adviser (Note 4)	103,624
Payable to administrator (Note 4)	30,613
Other accrued expenses	18,394
Total liabilities	1,502,764

CONTINGENCIES AND COMMITMENTS (Note 7)	—

NET ASSETS	$100,788,867

NET ASSETS CONSIST OF:
Paid-in capital	$54,411,909
Accumulated earnings	46,376,958
NET ASSETS	$100,788,867

PRICING OF INSTITUTIONAL SHARES (Note 1)
Net assets applicable to Institutional Shares	$100,788,867
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	4,890,684
Net asset value, offering and redemption price per share (a) (Note 2)	$20.61

(a)	Redemption fee may apply to redemptions of shares held for 7 days or less.

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2026 (Unaudited)

INVESTMENT INCOME
Dividends	$940,525
Foreign withholding taxes on dividends	(48,866)
Tax reclaims received	7,755
Total investment income	899,414

EXPENSES
Management fees (Note 4)	469,372
Administration fees (Note 4)	50,913
Fund accounting fees (Note 4)	26,069
Legal fees	19,395
Registration and filing fees	13,405
Transfer agent fees (Note 4)	11,038
Custodian and bank service fees	10,273
Audit and tax services fees	9,389
Compliance fees (Note 4)	6,003
Trustees’ fees and expenses (Note 4)	5,070
Shareholder reporting expenses	2,638
Pricing fees	2,102
Insurance expense	1,704
Postage and supplies	1,385
Tax reclaims collection expense	725
Other expenses	11,474
Total expenses	640,955
Fee reductions by the Adviser (Note 4)	(170,786)
Net expenses	470,169

NET INVESTMENT INCOME	429,245

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	2,713,267
Foreign currency transactions (Note 2)	(704)
Net change in unrealized appreciation (depreciation) on:
Investments	10,744,417
Foreign currency translations (Note 2)	864
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	13,457,844

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,887,089

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
FROM OPERATIONS
Net investment income	$429,245	$1,331,190
Net realized gains (losses) from:
Investments	2,713,267	2,904,008
Foreign currency transactions	(704)	110,240
Net change in unrealized appreciation (depreciation) on:
Investments	10,744,417	8,974,377
Foreign currency translations	864	(24,676)
Net increase in net assets from operations	13,887,089	13,295,139

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(3,526,384)	(2,897,796)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	5,807,661	8,643,820
Net asset value of shares issued in reinvestment of distributions to shareholders	1,880,824	1,626,285
Proceeds from redemption fees collected (Note 2)	30	5,260
Payments for shares redeemed	(7,174,628)	(7,182,557)
Net increase in Institutional Shares net assets from capital share transactions	513,887	3,092,808

TOTAL INCREASE IN NET ASSETS	10,874,592	13,490,151

NET ASSETS
Beginning of period	89,914,275	76,424,124
End of period	$100,788,867	$89,914,275

CAPITAL SHARES ACTIVITY
Shares sold	296,695	520,382
Shares reinvested	97,201	101,058
Shares redeemed	(362,168)	(430,497)
Net increase in shares outstanding	31,728	190,943
Shares outstanding, beginning of period	4,858,956	4,668,013
Shares outstanding, end of period	4,890,684	4,858,956

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value at beginning of period	$18.50		$16.37		$13.29	$12.40	$15.06	$11.74

Income (loss) from investment operations:
Net investment income	0.09		0.28		0.29	0.28	0.48	0.17
Net realized and unrealized gains (losses) on investments and foreign currencies	2.75		2.46		3.09	1.28	(1.88)	3.32
Total from investment operations	2.84		2.74		3.38	1.56	(1.40)	3.49

Less distributions from:
Net investment income	(0.13)		(0.26)		(0.30)	(0.28)	(0.49)	(0.17)
Net realized gains	(0.60)		(0.35)		—	(0.39)	(0.77)	—
Total distributions	(0.73)		(0.61)		(0.30)	(0.67)	(1.26)	(0.17)

Proceeds from redemption fees collected (Note 2)	0.00	(a)	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)	—

Net asset value at end of period	$20.61		$18.50		$16.37	$13.29	$12.40	$15.06

Total return (b)	15.58	%(c)	17.36%		25.71%	12.94%	(10.12%)	29.91%

Net assets at end of period (000’s)	$100,789		$89,914		$76,424	$62,804	$51,286	$52,031

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.35	%(d)(e)	1.40	%(e)	1.43%	1.48%	1.49%	1.48%
Ratio of net expenses to average net assets (f)	0.99	%(d)(e)	1.00	%(e)	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets (f)	0.90	%(d)	1.67%		2.04%	2.18%	3.43%	1.27%
Portfolio turnover rate	10	%(c)	33%		46%	60%	60%	53%

(a)	Amount rounds to less than $0.01 per share.
(b)	Total return is a measure of the change in value of an investment in the Fund over periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees (Note 4).
(c)	Not annualized.
(d)	Annualized.
(e)	Includes 0.00%(g) and 0.01% of tax reclaims collection expense for the periods ended February 28, 2026 and August 31, 2025, respectively.
(f)	Ratio was determined after management fee reductions by the Adviser (Note 4).
(g)	Percentage rounds to less than 0.01%.

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2026 (Unaudited)

1. Organization

Blue Current Global Dividend Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek current income and capital appreciation.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $100,000 initial investment requirement).

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Segment reporting – The management team of SCS Capital Management, LLC (“SCS” or the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

Accounting pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Management has evaluated the impact which was not material. As a part of its assessment management noted that foreign withholding taxes were approximately 0% of the Fund’s net assets and therefore, further disclosure regarding foreign withholding taxes on dividend income was considered immaterial.

Securities valuation – The Fund values its portfolio securities including common stocks at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund generally values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than exchange-traded funds, if any, but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by SCS, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities. Securities traded on foreign exchanges are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Common Stocks	$75,708,841	$24,294,771	$—	$100,003,612
Money Market Funds	1,907,802	—	—	1,907,802
Total	$77,616,643	$24,294,771	$—	$101,911,414

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended February 28, 2026.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

The Fund may be subject to taxes imposed by countries in which it invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Where available, the Fund will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded based upon the Fund’s interpretation of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Fund’s interpretation of country-specific taxation of dividend income and related amounts reclaimable.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share, except that shareholders of the Fund are subject to a redemption fee equal to 2.00% of the value of Fund shares redeemed within 7 days of purchase, excluding involuntary redemptions of accounts that fall below the minimum investment amount or the redemption of Fund shares representing reinvested dividends, capital gain distributions, or capital appreciation. During the periods ended February 28, 2026 and August 31, 2025, proceeds from redemption fees, recorded in capital, totaled $30 and $5,260, respectively.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. The Fund may also invest in master limited partnerships (“MLPs”) whose distributions generally are comprised of ordinary income, capital gains and return of capital from the MLP. For financial statement purposes, the Fund records all income received as ordinary income. This amount may be subsequently revised based on information received from the MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income are declared and paid quarterly to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended February 28, 2026 and August 31, 2025 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
February 28, 2026	$622,401	$2,903,983	$3,526,384
August 31, 2025	$1,265,168	$1,632,628	$2,897,796

On March 31, 2026, the Fund paid an ordinary income dividend of $0.0481 per share to shareholders of record on March 30, 2026.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2%

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years. The following information is computed on a tax basis for each item as of August 31, 2025:

Tax cost of investments	$59,116,672
Gross unrealized appreciation	$32,888,845
Gross unrealized depreciation	(102,813)
Net unrealized appreciation on investments	32,786,032
Net unrealized appreciation on foreign currency translation	4,673
Undistributed ordinary income	321,673
Undistributed long-term capital gains	2,903,875
Distributable earnings	$36,016,253

The federal tax cost, unrealized appreciation (depreciation) as of February 28, 2026 was as follows:

Tax cost of investments	$58,380,964
Gross unrealized appreciation	$44,008,321
Gross unrealized depreciation	(477,871)
Net unrealized appreciation on investments	$43,530,450
Net unrealized appreciation on foreign currency translation	$5,537

The difference between the federal income tax cost of investments and the financial cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and the tax treatment of the cost of securities received as in-kind subscriptions at the inception of the Fund.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the six months ended February 28, 2026, the Fund did not incur any interest or penalties.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the six months ended February 28, 2026, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $8,883,538 and $10,448,611, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.99% of its average daily net assets.

Pursuant to an Expense Limitation Agreement between the Fund and the Adviser (the “ELA”), the Adviser had agreed, until January 1, 2027, to reduce its management fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividends expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of the average daily net assets of the Institutional Class shares. Accordingly, under the ELA, the Adviser reduced its management fees in the amount of $170,786 during the six months ended February 28, 2026.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s total annual operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of February 28, 2026, the Adviser may seek recoupment of investment advisory fee reductions in the amount of $934,304 no later than the dates stated below:

August 31, 2026	$142,664
August 31, 2027	301,002
August 31, 2028	319,852
February 28, 2029	170,786
Total	$934,304

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursements for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting. As of February 28, 2026, no individual shareholders owned of record 25% or more of the outstanding shares of the Fund.

5. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Foreign Investment Risk

Compared with investing in the U.S., investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls, and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains or increase losses from investments denominated in foreign currencies. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the U.S. The value of foreign securities may be affected by incomplete, less frequent, or inaccurate financial information about their issuers, social upheavals, or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage by market analysts than U.S. companies and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations, warranties, and general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the ordinary income dividend distributed to shareholders on March 31, 2026, as discussed in Note 2.

BLUE CURRENT GLOBAL DIVIDEND FUND

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Semi-Annual Financial Statements and Additional Information

February 28, 2026

(Unaudited)

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

COMMON STOCKS — 76.1%	Shares	Value
Accommodation and Food Services — 4.2%
Restaurants and Other Eating Places — 4.2%
Domino’s Pizza, Inc.	137,064	$55,169,631

Administrative and Support and Waste Management and Remediation Services — 3.7%
Credit Bureaus — 3.7%
Moody’s Corporation	100,200	47,854,518

Construction — 2.7%
Residential Building Construction — 2.7%
NVR, Inc. (a)	4,701	35,341,131

Educational Services — 0.9%
Colleges, Universities, and Professional Schools — 0.9%
Strategic Education, Inc.	142,976	11,764,065

Finance and Insurance — 28.4%
Direct Insurance (except Life, Health, and Medical) Carriers — 11.4%
Arch Capital Group Ltd. (a)	575,631	57,649,445
Progressive Corporation (The)	427,322	91,301,618
		148,951,063
Direct Life, Health and Medical Insurance Carriers — 7.4%
UnitedHealth Group, Inc.	331,254	97,146,860

Financial Transactions Processing, Reserve, and Clearinghouse Activities — 9.6%
Mastercard, Inc. - Class A	124,614	64,451,607
Visa, Inc. - Class A	190,619	61,024,767
		125,476,374
Information — 2.4%
Motion Picture and Video Production — 2.4%
Walt Disney Company (The)	298,047	31,604,904

1

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 76.1% (Continued)	Shares	Value
Manufacturing — 4.1%
Engine, Turbine, and Power Transmission Equipment — 4.1%
Cummins, Inc.	92,490	$54,002,136

Retail Trade — 23.2%
Automotive Parts and Accessories Retailers — 14.9%
AutoZone, Inc. (a)	34,730	130,431,293
O’Reilly Automotive, Inc. (a)	687,369	64,530,202
		194,961,495
Clothing and Clothing Accessories Retailers — 8.3%
Ross Stores, Inc.	372,393	76,578,896
TJX Companies, Inc. (The)	202,221	32,691,047
		109,269,943
Transportation and Warehousing — 4.1%
Freight Transportation Arrangement — 4.1%
Expeditors International of Washington, Inc.	374,154	54,263,555

Wholesale Trade — 2.4%
Industrial Supplies Merchant Wholesalers — 2.4%
Fastenal Company	695,177	32,005,949

Total Common Stocks (Cost $694,277,548)		$997,811,624

MONEY MARKET FUNDS — 23.5%	Shares	Value
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares, 3.55% (b)	181,813,814	$181,813,814
Vanguard Treasury Money Market Fund - Investor Shares, 3.63% (b)	125,698,614	125,698,614
Total Money Market Funds (Cost $307,512,428)		$307,512,428

Investments at Value — 99.6% (Cost $1,001,789,976)		$1,305,324,052

Other Assets in Excess of Liabilities — 0.4%		5,514,471

Net Assets — 100.0%		$1,310,838,523

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2026.

See accompanying notes to financial statements.

2

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2026 (Unaudited)

ASSETS
Investments in securities:
At cost	$1,001,789,976
At value (Note 2)	$1,305,324,052
Receivable for capital shares sold	947,231
Receivable for investment securities sold	4,547,812
Dividends receivable	1,235,377
Other assets	37,739
Total assets	1,312,092,211

LIABILITIES
Payable for capital shares redeemed	264,622
Payable to Adviser (Note 4)	869,410
Payable to administrator (Note 4)	88,130
Other accrued expenses	31,526
Total liabilities	1,253,688

CONTINGENCIES AND COMMITMENTS (Note 5)	—

NET ASSETS	$1,310,838,523

NET ASSETS CONSIST OF:
Paid-in capital	$955,745,626
Accumulated earnings	355,092,897
NET ASSETS	$1,310,838,523

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	37,804,579

Net asset value, offering price and redemption price per share (a) (Note 2)	$34.67

(a)	Shares redeemed within 90 days of purchase are subject to a 2% redemption fee.

See accompanying notes to financial statements.

3

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2026 (Unaudited)

INVESTMENT INCOME
Dividend income	$15,231,193

EXPENSES
Management fees (Note 4)	6,141,626
Administration fees (Note 4)	370,458
Fund accounting fees (Note 4)	63,814
Compliance fees (Note 4)	62,534
Transfer agent fees (Note 4)	59,695
Custody and bank service fees	56,860
Registration and filing fees	36,602
Postage and supplies	23,387
Legal fees	19,394
Trustees’ fees and expenses (Note 4)	10,764
Audit and tax services fees	9,582
Shareholder reporting expenses	6,393
Insurance expense	4,389
Other expenses	9,532
Total expenses	6,875,030
Less fee reductions by the Adviser (Note 4)	(474,807)
Net expenses	6,400,223

NET INVESTMENT INCOME	8,830,970

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	45,353,469
Net change in unrealized appreciation (depreciation) on investments	(32,134,919)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	13,218,550

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,049,520

See accompanying notes to financial statements.

4

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
FROM OPERATIONS
Net investment income	$8,830,970	$11,125,293
Net realized gains from investment transactions	45,353,469	13,817,184
Net change in unrealized appreciation (depreciation) on investments	(32,134,919)	92,493,907
Net increase in net assets resulting from operations	22,049,520	117,436,384

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(20,939,448)	(44,994,880)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	141,987,721	378,803,992
Net asset value of shares issued in reinvestment of distributions to shareholders	20,139,611	43,563,448
Proceeds from redemption fees collected (Note 2)	83,367	370,827
Payments for shares redeemed	(131,167,603)	(172,455,306)
Net increase in net assets from capital share transactions	31,043,096	250,282,961

TOTAL INCREASE IN NET ASSETS	32,153,168	322,724,465

NET ASSETS
Beginning of period	1,278,685,355	955,960,890
End of period	$1,310,838,523	$1,278,685,355

CAPITAL SHARES ACTIVITY
Shares sold	4,111,401	11,615,418
Shares reinvested	578,724	1,342,066
Shares redeemed	(3,808,196)	(5,283,299)
Net increase in shares outstanding	881,929	7,674,185
Shares outstanding at beginning of period	36,922,650	29,248,465
Shares outstanding at end of period	37,804,579	36,922,650

See accompanying notes to financial statements.

5

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value at beginning of period	$34.63		$32.68	$26.30	$21.73	$23.76	$20.10

Income (loss) from investment operations:
Net investment income (loss)	0.23		0.32	0.19	0.13	(0.01)	(0.06)
Net realized and unrealized gains (losses) on investments	0.36		3.07	6.31	4.51	(0.46)	4.27
Total from investment operations	0.59		3.39	6.50	4.64	(0.47)	4.21

Less distributions from:
Net investment income	(0.22)		(0.32)	(0.13)	(0.03)	—	—
Net realized gains	(0.33)		(1.13)	—	(0.05)	(1.56)	(0.56)
Total distributions	(0.55)		(1.45)	(0.13)	(0.08)	(1.56)	(0.56)

Proceeds from redemption fees collected (Note 2)	0.00	(a)	0.01	0.01	0.01	0.00 (a)	0.01

Net asset value at end of period	$34.67		$34.63	$32.68	$26.30	$21.73	$23.76

Total return (b)	1.71	%(c)	10.71%	24.84%	21.46%	(2.21%)	21.44%

Net assets at end of period (000,000’s)	$1,311		$1,279	$956	$533	$312	$286

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.06	%(d)	1.07%	1.09%	1.11%	1.14%	1.15%
Ratio of net expenses to average net assets (e)	0.99	%(d)	0.99%	0.99%	0.99%	0.99%	1.01%
Ratio of net investment income (loss) to average net assets (e)	1.37	%(d)	1.01%	0.75%	0.61%	(0.04%)	(0.31%)
Portfolio turnover rate	9	%(c)	6%	25%	0%	3%	24%

(a)	Amount rounds to less than $0.01 per share.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholders would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).
(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

6

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2026 (Unaudited)

1. Organization

Marshfield Concentrated Opportunity Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek the dual goals of capital preservation and the long-term growth of principal, while targeting a pattern of performance at variance with that of the market.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Segment reporting – The management team of Marshfield Associates, Inc. (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

Accounting pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Fund Management concludes that there is no impact on the Fund’s financial statements.

Securities valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities, including common stocks, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other registered open-end investment companies that are not listed on an exchange,

7

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Fixed income securities, if any, are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Fixed income securities held by the Fund, if any, are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

8

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Fund’s investments by the inputs used to value the investments as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Common Stocks	$997,811,624	$—	$—	$997,811,624
Money Market Funds	307,512,428	—	—	307,512,428
Total	$1,305,324,052	$—	$—	$1,305,324,052

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended February 28, 2026.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. During the periods ended February 28, 2026 and August 31, 2025, proceeds from the redemption fees, recorded in capital, totaled $83,367 and $370,827, respectively.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

9

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Dividends and distributions are recorded on the ex-dividend date. The tax character of the Fund’s distributions paid to shareholders during the periods ended February 28, 2026 and August 31, 2025 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
2/28/2026	$10,366,063	$10,573,385	$20,939,448
8/31/2025	$25,734,382	$19,260,498	$44,994,880

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2025:

Tax cost of investments	$941,363,991
Gross unrealized appreciation	$347,120,796
Gross unrealized depreciation	(11,459,112)
Net unrealized appreciation	335,661,684
Undistributed ordinary income	7,750,106
Undistributed long-term capital gains	10,571,035
Distributable earnings	$353,982,825

10

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The federal tax cost, unrealized appreciation (depreciation) as of February 28, 2026 is as follows:

Tax cost of investments	$1,001,799,154
Gross unrealized appreciation	$325,988,037
Gross unrealized depreciation	(22,463,139)
Net unrealized appreciation	$303,524,898

The values of the federal income tax cost of investments and the financial statement cost of investments may be temporarily different (“book/tax differences”). These book/tax differences are due to the timing of the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the six months ended February 28, 2026, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the six months ended February 28, 2026, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $88,292,266 and $163,485,898, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until January 1, 2027, to reduce its management fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and

11

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business), to an amount not exceeding 0.99% of the Fund’s average daily net assets. Accordingly, during the six months ended February 28, 2026, the Adviser reduced its management fees by $474,807.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of February 28, 2026, the Adviser may seek repayment of management fee reductions and expense reimbursements in the amount of $2,358,480 no later than the dates as stated below:

August 31, 2026	$272,033
August 31, 2027	728,377
August 31, 2028	883,263
February 28, 2029	474,807
Total	$2,358,480

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

12

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting. As of February 28, 2026, no individual shareholders owned of record 25% or more of the outstanding shares of the Fund.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Non-Diversification Risk

The Fund is a “non-diversified fund,” which means that it may invest more of its assets in the securities of a single issuer or a small number of issuers than a diversified fund. Non-diversification increases the risk that the Fund’s share price could decrease to a larger extent than a Fund that is diversified because of the poor performance of a single investment.

7. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development generally affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in a Fund and increase the volatility of a Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments, may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected if it has significant holdings of securities of issuers in that sector. As of February 28, 2026, the Fund had 28.4% of the value of its net assets invested in stocks in the Finance and Insurance sector.

13

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

8. Subsequent Event

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

14

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Marshfield Concentrated Opportunity Fund’s (the “Fund”) Investment Advisory Agreement with Marshfield Associates, Inc. (the “Adviser” or “Marshfield”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Advisory Agreement at a meeting held on October 20-21, 2025, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Fund; (3) the costs of the services provided and profits realized by the Adviser from the Adviser’s relationship with the Fund; (4) the financial condition of the Adviser; (5) the fall out benefits derived by the Adviser from its relationship with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Marshfield, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Marshfield, the Board took into account its familiarity with Marshfield’s management through Board meetings, discussions and reports during the preceding year. The Board also took into account Marshfield’s compliance policies and procedures based on discussion with Marshfield and the Trust’s Chief Compliance Officer. The quality of administrative and other services, including Marshfield’s role in coordinating the activities of the Fund’s other service providers,

15

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

ADDITIONAL INFORMATION (Unaudited)

was also considered. They also noted that Marshfield had no affiliated entities. The Board discussed the nature and extent of the services provided by Marshfield, including, without limitation, Marshfield’s provision of a continuous investment program for the Fund. The Board considered the qualifications and experience of Marshfield’s portfolio management team who were responsible for the day-to day management of the Fund. The Board also considered Marshfield’s succession planning for the portfolio managers of the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by Marshfield under the Advisory Agreement.

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and fees charged to Marshfield’s other client accounts. In reviewing the comparison in fees and expense ratios between the Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered Marshfield’s commitment to limit the Fund’s expenses under the Fund’s expense limitation agreement until at least January 1, 2027. The Board noted that the 0.95% advisory fee for the Fund was higher than the median for the other funds in its Broadridge custom peer group. The Board further noted that the overall net expense ratio for the Fund of 0.99% was above the median expense ratio for the other funds in the Fund’s custom peer group. The Board took into consideration Marshfield’s assertion that the Fund had fewer portfolio holdings than each of the Peer Funds and the weighted average market capitalization of the Fund’s portfolio holdings was lower than the weighted average market capitalization of the holdings in each of the Peer Funds, which may have differentiated the Fund’s fee from those of its peers.

Fund Performance

The Board also considered, among other data, the Fund’s performance results during certain periods ended July 31, 2025, and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Fund had outperformed the peer group median for the one-, three- and five-year periods, ranking in the second quartile, first quartile and second quartile, respectively. The Board also considered Marshfield’s response in the Section 15(c) request for information and at the Meeting that the Fund should be distinguished from the Broadridge peer group funds because of its investment approach.

16

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

ADDITIONAL INFORMATION (Unaudited)

Economies of Scale

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that Marshfield limited fees and/or reimbursed expenses for the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the advisory fee schedule for the Fund currently did not have breakpoints and considered Marshfield’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Marshfield and the direct and indirect benefits derived by Marshfield from the Fund. The information considered by the Board included operating profit margin information for the Fund as well as Marshfield’s business as a whole. The Board considered Marshfield’s commitment to contractually limit the Fund’s net operating expenses. The Board reviewed the profitability of Marshfield’s relationship with the Fund both before and after-tax expenses and considered whether Marshfield has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and services to the Fund as needed.

Fall-Out Benefits

The Board also noted that Marshfield derives benefits to its reputation and other benefits from its association with the Fund. The Board recognized that Marshfield should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as investment adviser. Based upon its review, the Board concluded that Marshfield’s level of profitability from its relationship with the Fund was reasonable and not excessive.

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Marshfield demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Marshfield maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory fees are reasonable in light of the services received by the Fund from Marshfield and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

17

MEEHAN FOCUS FUND

SEMI-ANNUAL FINANCIAL STATEMENTS

AND ADDITIONAL INFORMATION

February 28, 2026

(Unaudited)

This report is for the information of the shareholders of Meehan Focus Fund. Its use in connection with any offering of the Fund’s shares is authorized only in a case of concurrent or prior delivery of the Fund’s current prospectus. Investors should refer to the Fund’s prospectus for a description of risk factors associated with investments in the Fund.

Meehan Focus Fund	Distributor:
A Series of Ultimus Managers Trust	Ultimus Fund Distributors, LLC
7250 Woodmont Avenue, Suite 315	225 Pictoria Drive, Suite 450
Bethesda, MD 20814	Cincinnati, OH 45246
(866) 884-5968	(800) 933-8413

MEEHAN FOCUS FUND

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

COMMON STOCKS — 95.9%	Shares	Value
Communications — 9.8%
Internet Media & Services — 9.8%
Alphabet, Inc. - Class A	25,640	$7,993,526
Alphabet, Inc. - Class C	34,830	10,847,107
		18,840,633
Consumer Discretionary — 13.5%
E-Commerce Discretionary — 4.5%
Amazon.com, Inc. (a)	41,435	8,701,350

Home Construction — 1.0%
Lennar Corporation - Class A	16,000	1,829,760

Retail - Discretionary — 8.0%
Lowe’s Companies, Inc.	39,600	10,476,972
Williams-Sonoma, Inc.	23,860	4,906,809
		15,383,781
Energy — 2.3%
Oil & Gas Producers — 2.3%
Shell plc - ADR	52,850	4,413,504

Financials — 12.1%
Asset Management — 5.6%
BlackRock, Inc.	2,925	3,109,948
Blackstone, Inc.	12,200	1,383,114
Charles Schwab Corporation (The)	65,000	6,188,000
		10,681,062
Insurance — 6.5%
Berkshire Hathaway, Inc. - Class B (a)	24,850	12,548,007

Health Care — 6.9%
Biotech & Pharma — 5.6%
Novartis AG - ADR	20,420	3,443,220
Vertex Pharmaceuticals, Inc. (a)	14,800	7,353,084
		10,796,304

1

MEEHAN FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 95.9% (Continued)	Shares	Value
Health Care — 6.9% (Continued)
Medical Equipment & Devices — 1.3%
Thermo Fisher Scientific, Inc.	5,000	$2,605,550

Industrials — 12.2%
Electrical Equipment — 2.8%
Johnson Controls International plc	37,275	5,378,783

Industrial Support Services — 6.9%
United Rentals, Inc.	15,750	13,230,000

Machinery — 2.5%
Deere & Company	7,800	4,911,738

Real Estate — 1.9%
REITs — 1.9%
Millrose Properties, Inc.	8,000	250,880
Simon Property Group, Inc.	16,500	3,363,525
		3,614,405
Technology — 37.2%
Semiconductors — 21.6%
Applied Materials, Inc.	35,365	13,166,390
Broadcom, Inc.	58,740	18,770,367
NVIDIA Corporation	54,600	9,674,574
		41,611,331
Software — 6.1%
Microsoft Corporation	30,060	11,805,764

Technology Hardware — 7.7%
Apple, Inc.	55,645	14,700,296

Technology Services — 1.8%
Visa, Inc. - Class A	11,000	3,521,540

Total Common Stocks (Cost $41,100,180)		$184,573,808

2

MEEHAN FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 4.0%	Shares	Value
Allspring Heritage Money Market Fund - Institutional Class, 3.56% (b) (Cost $7,686,723)	7,686,723	$7,686,723

Investments at Value — 99.9% (Cost $48,786,903)		$192,260,531

Other Assets in Excess of Liabilities — 0.1%		147,928

Net Assets — 100.0%		$192,408,459

ADR - American Depositary Receipt

AG - Aktiengesellschaft

plc - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2026.

See accompanying notes to financial statements.

3

MEEHAN FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2026 (Unaudited)

ASSETS
Investments in securities:
At cost	$48,786,903
At value (Note 2)	$192,260,531
Receivable for capital shares sold	148,360
Dividends receivable	109,845
Tax reclaims receivable	15,272
Other assets	23,805
TOTAL ASSETS	192,557,813

LIABILITIES
Payable for capital shares redeemed	6,200
Payable to Adviser (Note 4)	112,939
Payable to administrator (Note 4)	21,546
Other accrued expenses	8,669
TOTAL LIABILITIES	149,354

CONTINGENCIES AND COMMITMENTS (NOTE 5)	—

NET ASSETS	$192,408,459

NET ASSETS CONSIST OF:
Paid-in capital	$49,088,776
Accumulated earnings	143,319,683
NET ASSETS	$192,408,459

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,597,155

Net asset value, offering price and redemption price per share (a) (Note 2)	$74.08

(a)	Redemption price may differ from the net asset value per share depending upon the length of time held.

See accompanying notes to financial statements.

4

MEEHAN FOCUS FUND

STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2026 (Unaudited)

INVESTMENT INCOME
Dividend income	$872,719

EXPENSES
Management fees (Note 4)	744,682
Administration fees (Note 4)	85,752
Fund accounting fees (Note 4)	28,247
Legal fees	19,394
Registration and filing fees	19,334
Transfer agent fees (Note 4)	11,358
Trustees’ fees and expenses (Note 4)	10,806
Compliance fees (Note 4)	10,085
Audit and tax services fees	9,582
Custody and bank service fees	8,254
Shareholder reporting expenses	5,808
Postage and supplies	4,068
Insurance expense	1,757
Other expenses	8,635
TOTAL EXPENSES	967,762
Less fee reductions by the Adviser (Note 4)	(36,911)
NET EXPENSES	930,851

NET INVESTMENT LOSS	(58,132)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investments	(9,769)
Net change in unrealized appreciation (depreciation) on investments	15,408,786
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	15,399,017

NET INCREASE IN NET ASSETS FROM OPERATIONS	$15,340,885

See accompanying notes to financial statements.

5

MEEHAN FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
FROM OPERATIONS
Net investment income (loss)	$(58,132)	$308,592
Net realized gains (losses) from investments	(9,769)	630,936
Net realized gains from in-kind redemptions (Note 2)	—	6,593,901
Net change in unrealized appreciation (depreciation) on investments	15,408,786	20,797,403
Net increase in net assets resulting from operations	15,340,885	28,330,832

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(299,848)	(1,435,407)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,555,318	6,231,269
Net asset value of shares issued in reinvestment of distributions to shareholders	295,250	1,418,264
Proceeds from redemption fees collected (Note 2)	—	494
Payments for shares redeemed	(2,043,062)	(12,301,613)
Net increase (decrease) in net assets from capital share transactions	1,807,506	(4,651,586)

TOTAL INCREASE IN NET ASSETS	16,848,543	22,243,839

NET ASSETS
Beginning of period	175,559,916	153,316,077
End of period	$192,408,459	$175,559,916

CAPITAL SHARE ACTIVITY
Shares sold	48,132	101,835
Shares reinvested	4,002	22,890
Shares redeemed	(27,907)	(196,289)
Net increase (decrease) in shares outstanding	24,227	(71,564)
Shares outstanding at beginning of period	2,572,928	2,644,492
Shares outstanding at end of period	2,597,155	2,572,928

See accompanying notes to financial statements.

6

MEEHAN FOCUS FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended Feb. 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value at beginning of period	$68.23		$57.98	$44.54	$37.05	$44.21	$32.80

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)		0.12	0.08	0.18	0.01	0.03
Net realized and unrealized gains (losses) on investments	5.99		10.70	13.54	7.60	(5.56)	11.76
Total from investment operations	5.97		10.82	13.62	7.78	(5.55)	11.79

Less distributions from:
Net investment income	(0.12)		(0.06)	(0.18)	(0.05)	(0.01)	(0.12)
Net realized gains	—		(0.51)	—	(0.24)	(1.60)	(0.26)
Total distributions	(0.12)		(0.57)	(0.18)	(0.29)	(1.61)	(0.38)

Proceeds from redemption fees collected (Note 2)	—		0.00 (b)	—	—	—	—

Net asset value at end of period	$74.08		$68.23	$57.98	$44.54	$37.05	$44.21

Total return (c)	8.74	%(d)	18.76%	30.65%	21.18%	(13.23%)	36.25%

Net assets at end of period (000’s)	$192,408		$175,560	$153,316	$115,836	$96,982	$106,288

Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	1.04	%(f)	1.05%	1.06%	1.09%	1.08%	1.09%
Ratio of net expenses to average net assets (e)(g)	1.00	%(f)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets (a)(e)(g)	(0.06	%)(f)	0.20%	0.18%	0.45%	0.03%	0.07%
Portfolio turnover rate	0	%(d)	2%	5%	6%	13%	4%

(a)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies, if any, in which the Fund invests.
(b)	Amount rounds to less than $0.01 per share.
(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Had the Adviser not reduced its fees, total returns would have been lower.
(d)	Not annualized.
(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investments companies, if any, in which the Fund invests.
(f)	Annualized.
(g)	Ratio was determined after management fee reductions (Note 4).

See accompanying notes to financial statements.

7

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2026 (Unaudited)

1. Organization

Meehan Focus Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. The Fund was reorganized into the Trust on October 23, 2017. It was formerly a series of Meehan Mutual Funds, Inc. Other series of the Trust are not incorporated into this report.

The Fund’s investment objective is to seek long-term growth of capital.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principals generally accepted in the United States of America (“GAAP”).

Segment reporting – The management team of Edgemoor Investment Advisors, Inc. (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

Accounting pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Management concludes there is no material impact on the Fund’s financial statements.

Securities valuation – The Fund’s portfolio securities are valued at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open. Securities, including common stocks and exchange-traded funds (“ETFs”), if any, listed on the NYSE or other exchanges are valued on the basis of their last sale price on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing mean price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last mean price as reported by NASDAQ. Securities traded in the over-the-

8

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

counter market are valued at the last reported sale price, if available, otherwise at the most recently quoted mean price. Investments representing shares of money market funds and other open-end investment companies, except for ETFs, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments by the inputs used to value the investments as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Common Stocks	$184,573,808	$—	$—	$184,573,808
Money Market Funds	7,686,723	—	—	7,686,723
Total	$192,260,531	$—	$—	$192,260,531

9

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended February 28, 2026.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 7 calendar days of the date of purchase. During the periods ended February 28, 2026 and August 31, 2025, proceeds from redemption fees, recorded in capital, totaled $0 and $494, respectively.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Where available, the Fund will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded based upon the Fund’s interpretation of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Fund’s interpretation of country-specific taxation of dividend income and related amounts reclaimable.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. Distributions to shareholders are recorded on the ex-dividend date. The amount of

10

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. The tax character of distributions paid during the periods ended February 28, 2026 and August 31, 2025 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
February 28, 2026	$299,848	$—	$299,848
August 31, 2025	$250,972	$1,184,435	$1,435,407

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes its net investment income and any net realized capital gains in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2026:

Tax cost of investments	$48,786,903
Gross unrealized appreciation	$143,473,628
Gross unrealized depreciation	—
Net unrealized appreciation	143,473,628
Accumulated ordinary loss	(144,176)
Other losses	(9,769)
Accumulated earnings	$143,319,683

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision

11

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the six months ended February 28, 2026, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the six months ended February 28, 2026, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, and in-kind transactions, if any, were $0 and $931,133, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.80% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”), the Adviser has contractually agreed, until March 1, 2027, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; and extraordinary expenses, such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.00% of the Fund’s average daily net assets. Accordingly, during the six months ended February 28, 2026, the Adviser reduced its management fees in the amount of $36,911.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of February 28, 2026, the Adviser may seek recoupment of management fee reductions totaling $233,251 no later than the dates listed below:

August 31, 2026	$41,688
August 31, 2027	78,687
August 31, 2028	75,965
February 28, 2029	36,911
Total	$233,251

12

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meetings fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting. As of February 28, 2026, no individual shareholders owned of record 25% or more of the outstanding shares of the Fund.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

13

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Non-Diversification Risk

The Fund is a non-diversified Fund. As a result, the Fund’s holdings may be more concentrated in a limited number of securities and the value of its shares may be more sensitive than a diversified fund to any single economic, business, political, or regulatory occurrence.

7. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector. As of February 28, 2026, the Fund had 37.2% of the value of its net assets invested in stocks within the Technology sector.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

14

MEEHAN FOCUS FUND

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Meehan Focus Fund’s (the “Fund”) Investment Advisory Agreement with Edgemoor Investment Advisors, Inc. (the “Adviser” or “Edgemoor”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Advisory Agreement at a meeting held on October 20-21, 2025, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Fund; (3) the costs of the services provided and profits realized by the Adviser from the Adviser’s relationship with the Fund; (4) the financial condition of the Adviser; (5) the fall out benefits derived by the Adviser and its affiliates from its relationship with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Edgemoor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Edgemoor, the Board took into account its familiarity with Edgemoor’s management through Board meetings, discussions and reports during the preceding year. The Board also took into account Edgemoor’s compliance policies and procedures based on discussion with Edgemoor and the Trust’s Chief Compliance Officer. The quality of administrative and other services, including Edgemoor’s role in coordinating the activities

15

MEEHAN FOCUS FUND

ADDITIONAL INFORMATION (Unaudited) (Continued)

of the Fund’s other service providers, was also considered. They also considered Edgemoor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Board discussed the nature and extent of the services provided by Edgemoor including, without limitation, Edgemoor’s provision of a continuous investment program for the Fund. The Board considered the qualifications and experience of Edgemoor’s portfolio management team who were responsible for the day-to-day management of the Fund. The Board also considered Edgemoor’s succession planning for the portfolio managers of the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by Edgemoor under the Advisory Agreement.

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and fees charged to Edgemoor’s other client accounts. In reviewing the comparison in fees and expense ratios between the Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered Edgemoor’s commitment to limit the Fund’s expenses under the expense limitation agreement until at least March 1, 2027. The Board noted that the 0.80% advisory fee for the Fund was higher than the median for the other funds in its Broadridge custom peer group. The Board further noted that the overall net expense ratio for the Fund of 1.00% was at the median for the other funds in the Fund’s custom peer group. The Board took into consideration Edgemoor’s assertion that the Fund’s lower asset levels as compared to its peer funds differentiated the Fund’s fee from those of its peers.

Fund Performance

The Board also considered, among other data, the Fund’s performance results during certain periods ended July 31, 2025 and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Fund had outperformed the peer group median for the one-, three-, five-, and ten-year periods, ranking in the first quartile for all periods. The Board also considered Edgemoor’s response in the 15(c) request for information and at the Meeting that the Fund should be distinguished from the Broadridge peer group funds because of its low portfolio turnover rate and focused portfolio strategy.

Economies of Scale

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that Edgemoor limited fees and/or reimbursed expenses for the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets

16

MEEHAN FOCUS FUND

ADDITIONAL INFORMATION (Unaudited) (Continued)

of the Fund increased. The Board noted that the advisory fee schedule for the Fund currently did not have breakpoints, and considered Edgemoor’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Edgemoor and its affiliates and the direct and indirect benefits derived by Edgemoor and its affiliates from the Fund. The information considered by the Board included operating profit margin information for the Fund as well as Edgemoor’s business as a whole. The Board considered Edgemoor’s commitment to contractually limit the Fund’s net operating expenses. The Board reviewed the profitability of Edgemoor’s relationship with the Fund both before and after-tax expenses. With respect to the Fund, the Board recognized that Edgemoor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk it assumes as investment adviser. Based upon its review, the Board concluded that Edgemoor’s level of profitability, if any, from its relationship with the Fund was reasonable and not excessive. The Board also considered whether Edgemoor has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and resources to the Fund as needed.

Fall-Out Benefits

The Board discussed the direct and indirect benefits derived by Edgemoor from its relationship with the Fund. The Board also noted that Edgemoor derives benefits to its reputation and other benefits from its relationship with the Fund.

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Edgemoor demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Edgemoor maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory fees are reasonable in light of the services received by the Fund from Edgemoor and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

17

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Filed under Item 7 for Marshfield Concentrated Opportunity Fund and Meehan Focus Fund, not applicable for Blue Current Global Dividend Fund.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Ultimus Managers Trust

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	May 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	May 7, 2026

By (Signature and Title)*		/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	May 7, 2026

*	Print the name and title of each signing officer under his or her signature.